Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of finance income (cost) [text block] [Abstract]
Schedule of financial income
	2019	2020	2021

Financial income:
Profit for present value of financial asset or financial liability	30,408	32,734	3,127
Interest on short-term bank deposits	4,056	2,353	959
Interest on loans to third parties	789	863	442
Interest on mutual funds	116	537	287
Commissions and collaterals	535	601	55
Sale of CPAO financial asset to Mizuho Bank Ltd. (a)	35,971	-	-
Others	2,781	2,228	903
	74,656	39,316	5,773

Schedule of financial expenses
Financial expenses:
Interest expense on:
- Bank loans (b)	78,293	63,435	56,534
- Bonds	26,113	26,771	36,830
- Loans from third parties	14,162	12,612	12,642
- Right-of-use	5,472	4,259	3,982
- Financial lease	2,042	1,187	862
Commissions and collaterals	25,492	28,083	24,263
Interests from Tax Administration	6,222	4,827	14,236
Loss for present value of financial asset or financial liability (c)	41,131	4,552	53,757
Update of fair value of financial liability (d)	-	-	12,402
Exchange difference loss, net	32,570	3,766	47,211
Derivative financial instruments	92	64	-
Other financial expenses	7,349	1,686	1,099
Less capitalized interest	(7,229)	(4,887)	(1,244)
	231,709	146,355	262,574